Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Nov. 26, 2018
DGA Core Plus Absolute Return ETF
Account Value [Line Items]
Account Value	$ 19,292	$ 19,096	$ 18,777	$ 18,291	$ 18,740	$ 18,398	$ 17,451	$ 17,445	$ 16,952	$ 16,129	$ 15,950	$ 16,262	$ 16,694	$ 16,153	$ 15,694	$ 15,666	$ 15,680	$ 15,753	$ 16,079	$ 16,045	$ 15,898	$ 15,725	$ 15,715	$ 15,498	$ 15,167	$ 14,837	$ 14,745	$ 14,744	$ 15,543	$ 15,271	$ 15,133	$ 14,668	$ 14,873	$ 14,826	$ 14,264	$ 14,772	$ 14,537	$ 14,441	$ 14,325	$ 14,364	$ 13,916	$ 13,999	$ 14,055	$ 14,028	$ 13,575	$ 12,629	$ 12,949	$ 13,203	$ 12,628	$ 12,154	$ 11,831	$ 11,510	$ 10,713	$ 11,621	$ 12,025	$ 11,911	$ 11,778	$ 11,646	$ 11,621	$ 11,583	$ 11,669	$ 11,627	$ 10,971	$ 11,544	$ 11,254	$ 11,095	$ 11,010	$ 10,632	$ 10,549	$ 10,000
S&P 500® Total Return Index
Account Value [Line Items]
Account Value	22,722	22,449	21,671	20,647	21,527	20,855	19,798	19,471	18,625	17,066	17,433	18,306	18,602	18,023	16,906	16,833	16,574	15,987	16,387	15,418	16,361	15,495	14,334	15,788	16,460	15,070	16,426	16,396	17,962	17,319	17,854	18,828	18,020	18,146	16,958	17,785	17,260	16,860	16,475	16,361	15,532	14,880	14,481	14,629	14,087	12,697	13,044	13,559	12,650	11,975	11,741	11,208	9,934	11,334	12,351	12,356	11,994	11,573	11,328	11,120	11,299	11,139	10,406	11,112	10,679	10,476	10,150	9,397	10,329	10,000
S&P® Target Risk Moderate Gross Total Return Index
Account Value [Line Items]
Account Value	$ 14,049	$ 13,749	$ 13,597	$ 13,220	$ 13,590	$ 13,327	$ 13,211	$ 13,177	$ 12,641	$ 11,912	$ 12,148	$ 12,531	$ 12,714	$ 12,532	$ 12,244	$ 12,379	$ 12,261	$ 11,937	$ 12,274	$ 11,693	$ 11,999	$ 11,332	$ 11,114	$ 11,830	$ 12,245	$ 11,733	$ 12,270	$ 12,198	$ 12,882	$ 12,976	$ 13,225	$ 13,629	$ 13,417	$ 13,523	$ 13,254	$ 13,555	$ 13,434	$ 13,303	$ 13,189	$ 13,079	$ 12,801	$ 12,678	$ 12,635	$ 12,692	$ 12,417	$ 11,790	$ 11,917	$ 12,069	$ 11,822	$ 11,484	$ 11,294	$ 10,981	$ 10,484	$ 11,233	$ 11,514	$ 11,465	$ 11,299	$ 11,206	$ 11,068	$ 10,995	$ 10,923	$ 10,895	$ 10,546	$ 10,714	$ 10,554	$ 10,381	$ 10,261	$ 9,884	$ 10,087	$ 10,000